Offerings	Jun. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 503,009.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.47
Offering Note	Calculated as the aggregate maximum purchase price for the Units tendered (5,311,989.921) based upon the net asset value per Unit as of March 31, 2026 ($1.8831).

Calculated as $138.10 per $1,000,000 of the Total Transaction Valuation.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 9,500,000.00
Amount of Registration Fee	$ 1,311.95
Offering Note	The transaction value is calculated as the aggregate maximum value of Units being purchased. The fee of $1,311.95 was paid in connection with the filing of the initial Schedule TO (File No. 005-94810) filed on January 27, 2026, which filing fee amount was based on the aggregate maximum purchase price for common shares of beneficial interest being offered to be purchased pursuant to the tender offer, based upon the estimated net asset value per common unit as of November 30, 2025. This is the final amendment to the Schedule TO and is being filed to report the results of the offer.